Share-Based Payment	12 Months Ended
Dec. 31, 2019
Share-based Payment [Abstract]
Share-based payment

Note 17 – Share-based payment

A.	During 2017, the Company issued to service providers 125,000 restricted Ordinary Shares, and non-tradable share options to purchase 75,000 Ordinary Shares at an exercise price of $2.00 per Ordinary Share. The share options are exercisable immediately and will expire 18 months from the grant date. The share options include a cashless exercise mechanism.

During 2017, the Company granted to employees and an officer of the Company 1,817,334 non-tradable share options, which are exercisable into 1,817,334 Ordinary Shares. The share options vest over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date, in consideration for an exercise price ranging between $0.46 to $1.56 for each share option. The share options include a cashless exercise mechanism.

During 2018, the Company granted to employees, a consultant and officers 2,652,500 non-tradable share options, which are exercisable into 2,652,500 Ordinary Shares. The share options vest over a period of one to three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date in consideration for an exercise price ranging between $0.28 to $1.59 for each share option. Some of the share options include a cashless exercise mechanism.

During 2019, the Company granted to employees, officers and consultants 6,029,000 non-tradable share options, which are exercisable into 6,029,000 Ordinary Shares. The share options vest over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date in consideration for an exercise price ranging between $0.14 to $0.17 for each share option. Some of the share options include a cashless exercise mechanism.

During 2019, the Company granted to employees 2,723,500 restricted shares units ("RSUs"). The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years.

B.	On April 19, 2017, the Company's shareholders approved a grant of 275,000 non-tradable share options to a director, which are exercisable into 275,000 Ordinary Shares. The share options will vest in 12 equal quarterly batches over a period of three years, starting from April 20, 2017, and be exercisable during a period of five years from the grant date, in consideration for an exercise price of $1.77 for each share option. The share options include a cashless exercise mechanism.

In January 2018, the Company issued non-tradable share options to purchase 300,000 Ordinary Shares to directors of the Company at an exercise price of $1.59 per share. The share options will vest in 12 equal quarterly batches over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. 275,000 of the share options include a cashless exercise mechanism.

In July 2019, the Company issued non-tradable share options to purchase 2,545,000 Ordinary Shares to directors of the Company at an exercise price of $0.15 per share. One third of the share options will vest after one year from the grant date, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.

C.	On April 2, 2015, the Company's board of directors approved a grant of 559,097 non-tradable share options to Yissum – Research Development Company of the Hebrew University of Jerusalem, Ltd. ("Yissum"). 223,697 of those share options are currently outstanding and exercisable.

D.

The fair value of share options is measured using the Black-Scholes model. Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility (based on the weighted average volatility of the Company's shares, over the expected term of the options), expected term of the options (based on general option holder behavior and expected share price), expected dividends, and the risk-free interest rate (based on government debentures).

The following is the data used in determining the fair value of the share options:

	17.A- Consultants and Employees	17.B- Directors	17.C- Yissum
Number of share options granted	17,148,722	6,090,000	559,097
Fair value in the grant date (thousands USD)	6,749	3,181	742
Range of share price (USD)	0.11 – 1.80	0.11 – 1.89	1.84
Range of exercise price (USD)	0– 2.30	0.15 – 1.84	0.71
Range of expected share price volatility	40.3%-65.06%	53.75%-61.27%	57.26%
Range of estimated life (years)	1.5 – 9.01	4 – 5	5
Range of weighted average of risk-free interest rate	0.56%-1.98%	0.88%-1.32%	1.15%
Expected dividend yield	-	-	-
Outstanding as of December 31, 2019	26,056,905	3,921,750	223,697
Exercisable as of December 31, 2019	2,691,568	2,013,750	223,697

E.	The numbers of share options granted to employees and consultants, and included in Note 17.A are as follows:

	2018	2019
Outstanding at January 1	4,609,634	5,647,175
Granted during the year	2,652,500	23,061,122
Exercised during the year	(590,292)	(1,167)
Forfeited or expired during the year	(1,024,667)	(2,650,225)
Outstanding at December 31	5,647,175	26,056,905
Exercisable as of December 31	2,476,800	2,691,568

The numbers of share options granted to directors and included in Note 17.B are as follows:

	2018	2019
Outstanding at January 1	3,145,001	2,070,000
Granted during the year	300,000	2,545,000
Exercised during the year	-	-
Forfeited or expired during the year	(1,375,001)	(693,250)
Outstanding at December 31	2,070,000	3,921,750
Exercisable as of December 31	1,913,750	2,013,750

F.

The share based payments expenses in 2019 were $445,000 (in 2018: $403,000).

Expenses for share based payments in 2019 include expenses in an amount of approximately $1,000 that were capitalized to property, plant and equipment and expenses in an amount of approximately $5,000 that were capitalized to inventory.

Expenses for share based payments in 2018 include expenses in an amount of approximately $12,000 that were capitalized to property, plant and equipment and expenses in an amount of approximately $9,000 that were capitalized to inventory.